Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	DICK'S SPORTING GOODS, INC.
Amendment Flag	false
Entity Central Index Key	0001089063
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-31463
Entity Tax Identification Number	16-1241537
Entity Address, Address Line One	345 Court Street
Entity Address, City or Town	Coraopolis
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15108
City Area Code	(724)
Local Phone Number	273-3400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	DKS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false